Derivatives (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 contract		Dec. 31, 2012 contract		Dec. 31, 2011
Derivatives (Textual) [Abstract]
Unsecured and secured debt balance, excluding unamortized debt discount	$ 2,600,000,000
Debt with floating interest rates	2,299,282,000
Fair market value gain on interest rate swap contracts reflected as derivative assets	7,400,000
Fair market value loss on interest rate swap contracts reflected as derivative liabilities	24,600,000		47,500,000
Number of cross currency swap contracts which in connection with acquisition of GAAM Portfolio	1		4
Change in fair value of derivatives, net of deferred tax	22,093,000	[1],[2]	9,075,000	[1]	(4,959,000)	[1]
Change in fair value of derivatives, deferred tax expense (benefit)	3,486,000		1,456,000		(470,000)
Amortization of terminated Cross Currency derivative					1,100,000
Floating Rate [Member]
Derivatives (Textual) [Abstract]
Debt with floating interest rates	1,900,000
Aircraft With Fixed Rates [Member]
Derivatives (Textual) [Abstract]
Debt with floating interest rates	1,600,000
Interest Rate Swap [Member]
Derivatives (Textual) [Abstract]
Derivative, Notional Amount	1,500,000,000		933,300,000
Change in fair value of derivatives, net of deferred tax	22,100,000		9,100,000		(5,000,000)
Change in fair value of derivatives, deferred tax expense (benefit)	3,500,000		1,400,000		(500,000)
Number of terminated interest rate swap	1		2		2
Received settlement proceeds					2,100,000
Interest expense amortization of terminated derivative	300,000
Loss on extinguishment of debt	1,000,000
Loss recognized into earnings associated with the terminated contracts	200,000
Cross Currency Interest Rate Contract [Member]
Derivatives (Textual) [Abstract]
Number of terminated cross currency swap contracts	3		4
Received settlement proceeds			1,300,000
Gain associated with the terminated contracts			700,000
Global Aviation Asset Management Portfolio [Member] | Interest Rate Swap [Member]
Derivatives (Textual) [Abstract]
Number of interest rate swap contract assumed with GAAM acquisition	6
Euro Cross Currency Swap [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives (Textual) [Abstract]
Fair market value gain on the Euro cross currency swap contracts, reflected as a derivative asset			300,000
Australian Dollar Cross Currency Swap [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives (Textual) [Abstract]
Fair market value loss on the Australian dollar (AUD) cross currency swap contracts, reflected as derivative liabilities	35,000		1,400,000
B and B Air Acquisition Facility [Member] | Interest Rate Swap [Member]
Derivatives (Textual) [Abstract]
Number of interest rate swap contract assumed with GAAM acquisition			11
Payment made for termination of swaps			36,300,000
Loss recognized into earnings associated with the terminated contracts			$ 32,300,000

[1]	Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively. Deferred tax benefit was $0.5 million for the year ended December 31, 2011.
[2]	See Note 8 to Notes to Consolidated Financial Statements.